Asset Retirement Obligations (Details) (USD $)	12 Months Ended
	Feb. 28, 2013	Feb. 29, 2012	Feb. 28, 2011
Asset Retirement Obligations
Depreciation expense	$ 2,700,000	$ 4,100,000	$ 100,000
Changes in the asset retirement obligations
Balance at the beginning of the period	11,360,000	5,151,000	4,748,000
Accretion expense	642,000	446,000	416,000
Liabilities incurred		333,000
Changes in estimated obligations	6,438,000	5,444,000
Liabilities settled	(4,785,000)	(14,000)	(13,000)
Balance at the ending of the period	$ 13,655,000	$ 11,360,000	$ 5,151,000